Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Montgomery Funds
Prospectus Date	rr_ProspectusDate	Apr. 28, 2016
Supplement [Text Block]	montgomery_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Market Neutral Fund

Supplement to the Prospectus Dated April 28, 2016

New Benchmark
The Citigroup 3-Month U.S. Treasury Bill Index, a performance benchmark for the
Fund, has been replaced with the Citigroup 3-Month U.S. Treasury Bill Index (Daily).
While the former index accrued income monthly, the new version of the index accrues income daily.

Returns for the new benchmark will be included in future prospectus updates.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 634 092016
Vanguard Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	montgomery_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Market Neutral Fund

Supplement to the Prospectus Dated April 28, 2016

New Benchmark
The Citigroup 3-Month U.S. Treasury Bill Index, a performance benchmark for the
Fund, has been replaced with the Citigroup 3-Month U.S. Treasury Bill Index (Daily).
While the former index accrued income monthly, the new version of the index accrues income daily.

Returns for the new benchmark will be included in future prospectus updates.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 634 092016